FRANKLIN TEMPLETON INVESTMENTS
                       One Franklin Parkway
                     San Mateo, CA 94403-1906




October 5, 2006

Filed Via EDGAR (0000002768)
Securities and Exchange Commission
100 F Street NE
Washington, D.C. 20549

      RE:  Franklin High Income Trust
           File Nos. 002-30203 and 811-01608

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 49 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on September 27, 2006.

Sincerely yours,

FRANKLIN HIGH INCOME TRUST



/s/ David P. Goss
Senior Associate General Counsel


DPG/jg

cc:   Bruce G. Leto, Esq.